Segmented information - Segmented Information (Details) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 CAD ($) measure	Dec. 31, 2023 CAD ($)
Disclosure of operating segments [line items]
Operating revenues			$ 24,409	$ 24,673
Operating costs			(13,820)	(14,256)
Adjusted EBITDA			10,589	10,417
Severance, acquisition and other costs			(454)	(200)
Depreciation and amortization			(5,041)	(4,918)
Finance costs
Interest expense			(1,713)	(1,475)
Net return on post-employment benefit plans			66	108
Impairment of assets			(2,190)	(143)
Other expense			(305)	(466)
Income taxes			(577)	(996)
Net earnings			375	2,327
Goodwill		$ 10,942	10,261	10,942
Indefinite-life intangible assets		9,815	9,742	9,815
Capital expenditures			$ 3,897	4,581
Number of measures of profit to make decisions | measure			1
External service revenues
Disclosure of operating segments [line items]
Operating revenues			$ 24,409	24,673
Inter-segment service revenues
Disclosure of operating segments [line items]
Operating revenues			0	0
Operating Service
Disclosure of operating segments [line items]
Operating revenues			21,073	21,154
Operating Service | External service revenues
Disclosure of operating segments [line items]
Operating revenues			21,073	21,154
Operating Service | Inter-segment service revenues
Disclosure of operating segments [line items]
Operating revenues			0	0
Total products
Disclosure of operating segments [line items]
Operating revenues			3,336	3,519
Bell Media
Finance costs
Impairment of assets	$ (958)	(86)
Operating segments | Bell CTS
Disclosure of operating segments [line items]
Operating revenues			21,619	21,926
Operating costs			(11,788)	(12,206)
Adjusted EBITDA			9,831	9,720
Finance costs
Goodwill		8,099	8,266	8,099
Indefinite-life intangible assets		8,052	8,611	8,052
Capital expenditures			3,746	4,421
Operating segments | Bell CTS | External service revenues
Disclosure of operating segments [line items]
Operating revenues			21,592	21,897
Operating segments | Bell CTS | Inter-segment service revenues
Disclosure of operating segments [line items]
Operating revenues			27	29
Operating segments | Bell CTS | Operating Service
Disclosure of operating segments [line items]
Operating revenues			18,283	18,407
Operating segments | Bell CTS | Operating Service | External service revenues
Disclosure of operating segments [line items]
Operating revenues			18,256	18,378
Operating segments | Bell CTS | Operating Service | Inter-segment service revenues
Disclosure of operating segments [line items]
Operating revenues			27	29
Operating segments | Bell CTS | Total products
Disclosure of operating segments [line items]
Operating revenues			3,336	3,519
Operating segments | Bell Media
Disclosure of operating segments [line items]
Operating revenues			3,151	3,117
Operating costs			(2,393)	(2,420)
Adjusted EBITDA			758	697
Finance costs
Goodwill		2,843	1,995	2,843
Indefinite-life intangible assets		1,763	1,131	1,763
Capital expenditures			151	160
Operating segments | Bell Media | External service revenues
Disclosure of operating segments [line items]
Operating revenues			2,817	2,776
Operating segments | Bell Media | Inter-segment service revenues
Disclosure of operating segments [line items]
Operating revenues			334	341
Operating segments | Bell Media | Operating Service
Disclosure of operating segments [line items]
Operating revenues			3,151	3,117
Operating segments | Bell Media | Operating Service | External service revenues
Disclosure of operating segments [line items]
Operating revenues			2,817	2,776
Operating segments | Bell Media | Operating Service | Inter-segment service revenues
Disclosure of operating segments [line items]
Operating revenues			334	341
Operating segments | Bell Media | Total products
Disclosure of operating segments [line items]
Operating revenues			0	0
Inter-segment eliminations
Disclosure of operating segments [line items]
Operating revenues			(361)	(370)
Operating costs			361	370
Adjusted EBITDA			0	0
Finance costs
Goodwill		0	0	0
Indefinite-life intangible assets		$ 0	0	0
Capital expenditures			0	0
Inter-segment eliminations | External service revenues
Disclosure of operating segments [line items]
Operating revenues			0	0
Inter-segment eliminations | Inter-segment service revenues
Disclosure of operating segments [line items]
Operating revenues			(361)	(370)
Inter-segment eliminations | Operating Service
Disclosure of operating segments [line items]
Operating revenues			(361)	(370)
Inter-segment eliminations | Operating Service | External service revenues
Disclosure of operating segments [line items]
Operating revenues			0	0
Inter-segment eliminations | Operating Service | Inter-segment service revenues
Disclosure of operating segments [line items]
Operating revenues			(361)	(370)
Inter-segment eliminations | Total products
Disclosure of operating segments [line items]
Operating revenues			$ 0	$ 0